Schedule of Investments (unaudited)
April 30, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
Aristocrat Leisure Ltd.	25,996	$663,418
BlueScope Steel Ltd.	79,583	1,161,547
Brambles Ltd.	75,968	714,680
Cochlear Ltd.	2,417	504,205
Commonwealth Bank of Australia	5,654	414,266
Fortescue Ltd.	22,618	374,881
Goodman Group	2,117	42,763
GPT Group (The)	122,696	329,983
James Hardie Industries PLC(a)	2,996	102,996
Lottery Corp. Ltd. (The)	72,320	225,602
Macquarie Group Ltd.	27,834	3,332,802
Mineral Resources Ltd.	5,654	256,479
Pilbara Minerals Ltd.	30,353	77,276
QBE Insurance Group Ltd.	116,857	1,336,723
REA Group Ltd.	3,615	414,380
Stockland	265,164	751,240
Suncorp Group Ltd.	122,362	1,306,877
Transurban Group	341,811	2,744,215
Westpac Banking Corp.	37,468	622,206
Woodside Energy Group Ltd.	55,537	995,057
		16,371,596
Austria — 0.3%
Erste Group Bank AG	8,121	378,724
Verbund AG	6,085	464,840
		843,564
Belgium — 1.2%
Ageas SA/NV	8,101	371,849
Anheuser-Busch InBev SA/NV	10,202	609,812
UCB SA	6,880	912,358
Umicore SA	64,465	1,427,914
Warehouses De Pauw CVA	6,246	165,171
		3,487,104
Canada — 11.0%
Alimentation Couche-Tard Inc.	2,918	161,728
Bank of Nova Scotia (The)	76,107	3,491,750
Brookfield Corp., Class A	24,179	969,865
Brookfield Renewable Corp., Class A	21,423	497,663
CGI Inc.(a)	13,215	1,339,019
Enbridge Inc.	26,049	926,233
First Quantum Minerals Ltd.	7,879	100,044
Fortis Inc./Canada	4,593	180,364
Franco-Nevada Corp.	19,104	2,299,724
George Weston Ltd.	724	95,280
iA Financial Corp. Inc.	8,257	500,584
Imperial Oil Ltd.	28,144	1,935,009
Intact Financial Corp.	5,866	964,152
Ivanhoe Mines Ltd., Class A(a)(b)	2,766	37,492
Manulife Financial Corp.	12,496	291,466
Northland Power Inc.	16,101	245,728
Onex Corp.	1,668	118,341
Pan American Silver Corp.	31,245	576,262
Parkland Corp.	11,358	349,902
Restaurant Brands International Inc.	15,821	1,200,265
Royal Bank of Canada	50,383	4,874,523
Shopify Inc., Class A(a)	16,390	1,150,687
Stantec Inc.	7,549	601,058
Sun Life Financial Inc.	46,793	2,389,191
TELUS Corp.	9,820	157,716
Toronto-Dominion Bank (The)	39,574	2,347,734
Wheaton Precious Metals Corp.	12,033	626,889
Security	Shares	Value
Canada (continued)
WSP Global Inc.	18,463	$2,801,537
		31,230,206
Denmark — 3.4%
Danske Bank A/S	25,186	725,029
DSV A/S	4,222	599,817
Genmab A/S(a)	1,219	338,431
Novo Nordisk A/S	50,970	6,536,505
Novonesis (Novozymes) B, Class B	16,417	909,119
Orsted A/S(a)(c)	1,079	59,300
Vestas Wind Systems A/S(a)	18,679	500,572
		9,668,773
Finland — 0.8%
Neste OYJ	19,717	446,967
Nordea Bank Abp, New	3,496	40,967
Stora Enso OYJ, Class R	6,420	85,518
Wartsila OYJ Abp	89,426	1,649,686
		2,223,138
France — 11.2%
Airbus SE	12,046	1,982,262
Amundi SA(c)	10,550	736,015
Arkema SA	1,242	128,158
BioMerieux	4,800	510,259
Capgemini SE	4,371	918,701
Carrefour SA	37,695	634,152
Cie. de Saint-Gobain SA	7,439	588,296
Covivio SA/France	2,377	118,318
Dassault Systemes SE	17,948	704,494
Engie SA	32,248	559,845
Gecina SA	544	55,543
Hermes International SCA	392	938,444
Ipsen SA	2,485	302,266
Kering SA	1,326	464,722
Klepierre SA	3,129	84,021
La Francaise des Jeux SAEM(c)	1,606	60,522
Legrand SA	12,210	1,254,780
L'Oreal SA	6,597	3,093,024
LVMH Moet Hennessy Louis Vuitton SE	5,798	4,762,686
Publicis Groupe SA	1,606	177,217
Remy Cointreau SA	338	32,066
Renault SA	6,201	307,156
Rexel SA	5,083	131,751
Safran SA	4,593	995,910
Sanofi SA	18,006	1,778,868
Sartorius Stedim Biotech	467	100,576
Schneider Electric SE	18,844	4,296,684
Sodexo SA	6,415	558,576
STMicroelectronics NV	36,338	1,438,435
TotalEnergies SE	43,222	3,137,864
Vinci SA	973	114,012
Vivendi SE	40,747	414,547
Worldline SA/France(a)(c)	23,920	248,110
		31,628,280
Germany — 6.0%
adidas AG	504	121,456
Allianz SE, Registered	3,760	1,067,032
Bayerische Motoren Werke AG	1,767	192,513
Commerzbank AG	5,708	84,833
Daimler Truck Holding AG	10,984	495,337
Deutsche Bank AG, Registered	12,631	201,749
Deutsche Post AG, Registered	8,038	336,550
Deutsche Telekom AG, Registered	87,316	2,000,022

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Heidelberg Materials AG	1,217	$122,474
Henkel AG & Co. KGaA	897	64,502
Mercedes-Benz Group AG	28,518	2,157,127
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,765	1,216,071
Puma SE	5,486	253,294
QIAGEN NV, NVS	14,701	613,791
Rational AG	85	72,505
SAP SE	16,106	2,908,214
Siemens AG, Registered	18,313	3,430,638
Siemens Energy AG(a)	3,618	74,290
Siemens Healthineers AG(c)	16,187	897,690
Symrise AG, Class A	3,546	380,102
Talanx AG(a)	388	29,183
Zalando SE(a)(c)	11,882	310,896
		17,030,269
Hong Kong — 1.5%
AIA Group Ltd.	183,200	1,341,821
BOC Hong Kong Holdings Ltd.	17,000	52,107
Hang Lung Properties Ltd.(b)	138,000	152,312
Hang Seng Bank Ltd.	32,200	424,608
Hong Kong Exchanges & Clearing Ltd.	15,300	486,149
MTR Corp. Ltd.	145,000	476,533
Sands China Ltd.(a)	107,600	253,790
Sun Hung Kai Properties Ltd.	69,000	636,522
Swire Pacific Ltd., Class A	54,000	457,310
		4,281,152
Ireland — 0.2%
Bank of Ireland Group PLC	23,153	247,029
Smurfit Kappa Group PLC	5,662	245,332
		492,361
Israel — 0.3%
Bank Hapoalim BM	19,514	175,790
Bank Leumi Le-Israel BM	16,420	127,947
CyberArk Software Ltd.(a)	2,515	601,714
Nice Ltd.(a)	198	44,275
		949,726
Italy — 2.0%
Enel SpA	337,540	2,218,462
Intesa Sanpaolo SpA	394,456	1,476,451
Stellantis NV	5,236	115,854
UniCredit SpA	51,874	1,904,002
		5,714,769
Japan — 20.3%
Advantest Corp.	28,300	885,808
Aeon Co. Ltd.	7,500	156,812
Asahi Group Holdings Ltd.	3,300	112,890
Astellas Pharma Inc.	76,200	731,360
Azbil Corp.	29,400	821,142
Chiba Bank Ltd. (The)	31,800	268,617
Chugai Pharmaceutical Co. Ltd.	12,600	400,728
Concordia Financial Group Ltd.	32,300	174,037
Dai Nippon Printing Co. Ltd.	32,600	949,511
Daifuku Co. Ltd.	18,200	372,805
Daiichi Sankyo Co. Ltd.	24,700	831,345
Daiwa House Industry Co. Ltd.	27,500	773,820
Denso Corp.	116,900	1,992,340
Dentsu Group Inc.	4,700	127,150
Disco Corp.	300	85,454
Fast Retailing Co. Ltd.	100	26,147
Fuji Electric Co. Ltd.	8,800	547,394
Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	61,800	$1,314,639
Fujitsu Ltd.	42,500	656,546
Hankyu Hanshin Holdings Inc.	24,800	650,212
Hitachi Construction Machinery Co. Ltd.	21,600	616,945
Hitachi Ltd.	21,800	2,011,283
Honda Motor Co. Ltd.	279,300	3,177,757
Ibiden Co. Ltd.	5,100	193,869
Japan Real Estate Investment Corp.	31	105,125
JFE Holdings Inc.	10,000	149,257
Kajima Corp.	2,500	47,893
Kao Corp.	13,300	548,654
Kawasaki Kisen Kaisha Ltd.	9,900	139,490
Kirin Holdings Co. Ltd.	71,400	1,042,268
Komatsu Ltd.	11,800	352,303
Kubota Corp.	82,200	1,318,465
Lasertec Corp.	1,100	237,276
LY Corp.	78,300	188,126
MatsukiyoCocokara & Co.	3,000	42,542
Mazda Motor Corp.	6,100	69,049
MEIJI Holdings Co. Ltd.	3,400	76,073
Mitsubishi Corp.	7,700	176,096
Mitsubishi Electric Corp.	37,200	648,393
Mitsubishi Estate Co. Ltd.	38,400	703,669
Mitsubishi Heavy Industries Ltd.	123,500	1,104,227
Mitsui & Co. Ltd.	30,200	1,457,926
Murata Manufacturing Co. Ltd.	73,700	1,346,658
NEC Corp.	4,700	340,289
Nintendo Co. Ltd.	23,800	1,160,701
Nippon Express Holdings Inc.	9,300	475,772
Nippon Steel Corp.	36,200	811,565
Nippon Yusen KK	21,100	599,039
Nissin Foods Holdings Co. Ltd.	1,300	34,691
Nitto Denko Corp.	2,800	231,520
Nomura Holdings Inc.	181,700	1,033,870
Nomura Real Estate Master Fund Inc.	137	130,961
Nomura Research Institute Ltd.	32,800	793,691
NTT Data Group Corp.	13,100	204,855
Olympus Corp.	43,900	611,514
Omron Corp.	25,000	858,059
Ono Pharmaceutical Co. Ltd.	17,600	253,499
Oriental Land Co. Ltd./Japan	1,100	30,351
Pan Pacific International Holdings Corp.	2,200	51,669
Renesas Electronics Corp.	25,100	407,517
Ricoh Co. Ltd.	11,700	100,937
SCREEN Holdings Co. Ltd.	4,500	464,297
Secom Co. Ltd.	9,000	625,162
Sekisui Chemical Co. Ltd.	79,800	1,160,933
Seven & i Holdings Co. Ltd.	41,500	536,230
SG Holdings Co. Ltd.	26,800	313,696
Shimadzu Corp.	6,400	173,876
Shin-Etsu Chemical Co. Ltd.	20,700	801,275
Shionogi & Co. Ltd.	900	42,031
Shiseido Co. Ltd.	8,900	238,237
SoftBank Corp.	24,300	293,099
SoftBank Group Corp.	12,900	634,430
Sony Group Corp.	12,100	1,000,081
Sumitomo Metal Mining Co. Ltd.	23,300	778,421
Sumitomo Mitsui Financial Group Inc.	28,500	1,618,908
Sumitomo Mitsui Trust Holdings Inc.	117,000	2,459,904
Sysmex Corp.	10,300	164,701
Terumo Corp.	48,400	821,064
Tokio Marine Holdings Inc.	11,500	363,473

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	7,500	$1,645,093
Tokyo Gas Co. Ltd.	14,100	316,224
Toray Industries Inc.	390,700	1,785,780
TOTO Ltd.	10,500	284,177
Toyota Motor Corp.	137,600	3,138,460
Toyota Tsusho Corp.	3,500	222,530
Trend Micro Inc./Japan	2,900	142,907
Yamaha Corp.	11,700	246,556
Yokogawa Electric Corp.	5,200	114,898
ZOZO Inc.	59,100	1,272,924
		57,421,968
Netherlands — 4.3%
Adyen NV(a)(c)	227	271,946
Akzo Nobel NV	5,614	370,423
ASML Holding NV	6,016	5,240,012
BE Semiconductor Industries NV	2,021	268,134
Coca-Cola Europacific Partners PLC	16,601	1,195,604
DSM-Firmenich AG	4,763	534,192
ING Groep NV	73,622	1,163,983
Koninklijke KPN NV	202,924	737,453
Koninklijke Philips NV(a)	53,281	1,414,940
NN Group NV	8,908	410,934
Prosus NV	12,617	422,164
Wolters Kluwer NV	1,085	162,432
		12,192,217
New Zealand — 0.2%
Mercury NZ Ltd.	29,930	112,519
Meridian Energy Ltd.	109,384	386,727
		499,246
Norway — 1.0%
Adevinta ASA(a)	9,096	92,856
Aker BP ASA	38,324	929,477
Equinor ASA	41,593	1,106,722
Norsk Hydro ASA	57,500	353,359
Orkla ASA	49,589	337,325
		2,819,739
Portugal — 1.1%
Galp Energia SGPS SA	135,067	2,901,396
Jeronimo Martins SGPS SA	13,365	274,941
		3,176,337
Singapore — 1.0%
City Developments Ltd.	225,800	1,012,020
DBS Group Holdings Ltd.	52,470	1,335,750
Sea Ltd., ADR(a)	2,178	137,628
United Overseas Bank Ltd.	21,300	472,664
		2,958,062
Spain — 2.6%
Acciona SA	300	34,682
Banco Santander SA	240,149	1,168,477
Cellnex Telecom SA(c)	5,059	167,224
Grifols SA(a)	15,314	140,161
Iberdrola SA	256,970	3,150,857
Industria de Diseno Textil SA	56,231	2,560,250
Repsol SA	5,482	86,046
Telefonica SA	10,779	48,285
		7,355,982
Sweden — 2.8%
Alfa Laval AB	24,094	1,025,796
Atlas Copco AB, Class A	14,960	262,041
Atlas Copco AB, Class B	23,882	358,092
Security	Shares	Value
Sweden (continued)
Boliden AB	30,715	$1,009,439
Epiroc AB	12,921	238,875
EQT AB	42,531	1,147,459
Evolution AB(c)	4,484	495,415
H & M Hennes & Mauritz AB, Class B	9,450	150,206
Investment AB Latour, Class B	28,997	698,700
Nibe Industrier AB, Class B	48,417	223,407
Sagax AB, Class B	5,630	140,987
Swedbank AB, Class A	12,296	235,127
Swedish Orphan Biovitrum AB(a)	8,515	220,516
Tele2 AB, Class B	162,713	1,517,634
Telefonaktiebolaget LM Ericsson, Class B	38,454	195,150
Volvo Car AB(a)	46,551	144,505
		8,063,349
Switzerland — 8.4%
ABB Ltd., Registered	45,586	2,214,952
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	138,227
Clariant AG, Registered	4,313	64,526
Givaudan SA, Registered	18	76,982
Julius Baer Group Ltd.	1,648	88,429
Kuehne + Nagel International AG, Registered	4,528	1,196,734
Nestle SA, Registered	49,506	4,970,410
Novartis AG, Registered	45,850	4,450,085
Partners Group Holding AG	812	1,044,692
Roche Holding AG, Bearer	289	76,024
Roche Holding AG, NVS	6,929	1,660,287
SGS SA	603	53,098
SIG Group AG	30,233	604,157
Sika AG, Registered	5,378	1,529,833
Sonova Holding AG, Registered	5,280	1,459,562
Swatch Group AG (The), Bearer	157	32,987
Swatch Group AG (The), Registered	8,040	333,334
Swiss Life Holding AG, Registered	1,704	1,149,784
Swiss Re AG	9,169	996,719
Swisscom AG, Registered	972	533,246
Temenos AG, Registered	1,700	105,753
Zurich Insurance Group AG	1,991	963,736
		23,743,557
United Kingdom — 13.0%
3i Group PLC	40,325	1,440,709
Admiral Group PLC	2,790	94,964
Anglo American PLC	41,802	1,365,983
Antofagasta PLC	6,104	167,444
AstraZeneca PLC	28,099	4,249,942
Auto Trader Group PLC(c)	33,112	287,064
Aviva PLC	21,336	123,880
BAE Systems PLC	34,047	566,277
Barclays PLC	365,678	921,981
Berkeley Group Holdings PLC	14,231	835,724
BP PLC	336,626	2,169,769
BT Group PLC	238,562	305,074
Coca-Cola HBC AG, Class DI	2,343	75,629
Compass Group PLC	4,892	136,065
CRH PLC	20,434	1,582,425
Croda International PLC	979	56,074
Diageo PLC	96,713	3,342,369
Flutter Entertainment PLC(a)	1,279	236,946
GSK PLC	111,844	2,320,417
HSBC Holdings PLC	495,086	4,291,381
J Sainsbury PLC	309,530	1,015,313

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
JD Sports Fashion PLC	136,118	$194,877
Land Securities Group PLC	5,998	48,476
Lloyds Banking Group PLC	1,288,515	831,585
London Stock Exchange Group PLC	348	38,363
Mondi PLC, NVS	12,537	237,961
NatWest Group PLC, NVS	85,278	321,872
Pearson PLC	6,314	76,613
Prudential PLC	49,340	429,127
Reckitt Benckiser Group PLC	20,639	1,153,865
RELX PLC	63,796	2,621,178
Rio Tinto PLC	11,344	767,543
Rolls-Royce Holdings PLC(a)	37,451	192,050
Segro PLC	36,029	378,957
Shell PLC	59,656	2,120,687
Standard Chartered PLC	26,732	229,669
Tesco PLC	200,042	738,569
Unilever PLC	14,910	771,306
		36,738,128
Total Common Stocks — 98.4% (Cost: $277,018,149)		278,889,523
Preferred Stocks
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,926	506,155
Sartorius AG, Preference Shares, NVS	141	42,153
		548,308
Total Preferred Stocks — 0.2% (Cost: $469,998)		548,308
Total Long-Term Investments — 98.6% (Cost: $277,488,147)		279,437,831
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	196,601	$196,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,480,000	1,480,000
Total Short-Term Securities — 0.6% (Cost: $1,676,660)		1,676,660
Total Investments — 99.2% (Cost: $279,164,807)		281,114,491
Other Assets Less Liabilities — 0.8%		2,303,194
Net Assets — 100.0%		$283,417,685

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,782	$—	$(2,440)(a)	$318	$—	$196,660	196,601	$5,008 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,720,000	—	(8,240,000)(a)	—	—	1,480,000	1,480,000	222,969	—
				$318	$—	$1,676,660		$227,977	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	33	06/21/24	$3,741	$(125,548)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,215,731	$244,673,792	$—	$278,889,523
Preferred Stocks	—	548,308	—	548,308
Short-Term Securities
Money Market Funds	1,676,660	—	—	1,676,660
	$35,892,391	$245,222,100	$—	$281,114,491
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(125,548)	$—	$—	$(125,548)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares